Expense Example, No Redemption (USD $)	18 Months Ended
Apr. 30, 2011
Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	$ 27
3 YEAR	84
5 YEAR	146
10 YEAR	331
Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	23
3 YEAR	71
5 YEAR	124
10 YEAR	280
Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Admiral Shares
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	64
5 YEAR	113
10 YEAR	255
Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Admiral Shares
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	$ 154